Leases (Supplemental Cash Flow Information Related to Leases Right-of-use Assets Obtained In Exchange For Lease Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating leases	$ 1,712	$ 3,114